Schedule of Investments (unaudited)	iShares® iBonds® 2029 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.1%
Clear Channel Outdoor Holdings Inc., 7.50%, 06/01/29 (Call 06/01/24)(a)	$55	$44,679
Lamar Media Corp., 4.88%, 01/15/29 (Call 01/15/24)	20	19,211
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29 (Call 01/15/24)(a)	25	21,488
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	55	46,304
		131,682
Aerospace & Defense — 1.1%
Howmet Aerospace Inc., 3.00%, 01/15/29 (Call 11/15/28)	33	29,541
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	65	58,474
4.88%, 05/01/29 (Call 05/01/24)	40	35,804
		123,819
Agriculture — 0.4%
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	45	40,858

Airlines — 2.3%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	155	148,422
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)(b)	30	26,147
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(a)	105	96,777
		271,346
Apparel — 0.5%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)(a)	20	16,437
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	20	16,959
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	30	26,144
		59,540
Auto Manufacturers — 1.3%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	25	24,592
Ford Motor Credit Co. LLC
2.90%, 02/10/29 (Call 12/10/28)	40	33,640
5.11%, 05/03/29 (Call 02/03/29)	75	72,420
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29 (Call 07/15/24)(a)	25	19,328
		149,980
Auto Parts & Equipment — 1.8%
American Axle & Manufacturing Inc., 5.00%, 10/01/29 (Call 10/01/24)	30	26,232
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(a)	35	26,140
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29 (Call 04/15/29)	45	41,013
IHO Verwaltungs GmbH, 6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(c)	20	17,151
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(a)	30	24,309
Tenneco Inc.
5.13%, 04/15/29 (Call 04/15/24)(a)	25	24,694
7.88%, 01/15/29 (Call 01/15/24)(a)	30	29,751
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(a)	20	14,462
		203,752
Beverages — 0.5%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	40	34,588
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)	38	28,745
		63,333
Building Materials — 0.9%
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	25	16,755
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	20	17,356
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(a)	30	27,110
Security	Par (000)	Value

Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)(b)	$40	$37,803
		99,024
Chemicals — 3.1%
ASP Unifrax Holdings Inc, 7.50%, 09/30/29 (Call 09/30/24)(a)	20	15,640
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	30	26,258
Chemours Co. (The), 4.63%, 11/15/29 (Call 11/15/24)(a)	35	30,710
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(a)	25	21,077
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	35	30,727
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(a)	20	17,150
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	35	30,877
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	35	33,601
Olympus Water U.S. Holding Corp., 6.25%, 10/01/29 (Call 10/01/24)(a)	20	14,425
SCIH Salt Holdings Inc., 6.63%, 05/01/29 (Call 05/01/24)(a)	35	29,772
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(a)	25	17,447
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	55	47,698
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	60	50,608
		365,990
Coal — 0.2%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	25	21,212

Commercial Services — 5.6%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)	50	44,829
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)	50	38,858
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)	20	18,156
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(a)(b)	15	12,583
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(a)	20	16,660
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	40	33,614
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.38%, 03/01/29 (Call 03/01/24)(a)	30	27,340
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)	20	17,413
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	25	21,853
Garda World Security Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)	25	19,880
Gartner Inc., 3.63%, 06/15/29 (Call 06/15/24)(a)	30	27,406
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)(b)	30	27,841
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(a)	50	42,814
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(a)	35	29,765
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	45	39,406
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 07/15/29 (Call 07/15/24)(a)	30	28,367
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(a)	20	15,313
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(a)	30	24,184
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	30	24,903
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	25	20,126
Service Corp. International/U.S., 5.13%, 06/01/29 (Call 06/01/24)	40	39,990
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)	15	9,011
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	15	13,010
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(a)	20	17,460
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	30	26,222
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	25	18,247
		655,251
Computers — 1.8%
Booz Allen Hamilton Inc., 4.00%, 07/01/29 (Call 07/01/24)(a)(b)	30	28,641
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)(b)	25	21,269

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	$40	$36,544
NCR Corp.
5.13%, 04/15/29 (Call 04/15/24)(a)	60	57,665
6.13%, 09/01/29 (Call 09/01/24)(a)	25	24,394
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	25	20,890
4.09%, 06/01/29 (Call 03/01/29)	25	22,732
		212,135
Cosmetics & Personal Care — 0.4%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	25	22,639
Edgewell Personal Care Co., 4.13%, 04/01/29 (Call 04/01/24)(a)	30	26,933
		49,572
Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(a)	20	17,101
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)	15	12,758
		29,859
Diversified Financial Services — 2.6%
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(a)	20	17,772
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)	20	16,292
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(a)	20	15,001
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(a)	15	11,774
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)	30	27,790
LPL Holdings Inc., 4.00%, 03/15/29 (Call 03/15/24)(a)	45	41,841
Navient Corp., 5.50%, 03/15/29 (Call 06/15/28)	40	34,331
OneMain Finance Corp., 5.38%, 11/15/29 (Call 05/15/29)	40	34,018
PennyMac Financial Services Inc., 4.25%, 02/15/29 (Call 02/15/24)(a)	35	28,488
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	15	13,036
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.63%, 03/01/29 (Call 03/01/24)(a)	40	34,169
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)	35	30,015
		304,527
Electric — 1.6%
Calpine Corp., 4.63%, 02/01/29 (Call 02/01/24)(a)	35	31,452
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	20	18,502
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)	20	16,711
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	25	21,601
5.25%, 06/15/29 (Call 06/15/24)(a)	35	32,857
Vistra Operations Co. LLC, 4.38%, 05/01/29 (Call 05/01/24)(a)	65	59,967
		181,090
Electrical Components & Equipment — 0.3%
Energizer Holdings Inc., 4.38%, 03/31/29 (Call 09/30/23)(a)	40	33,017

Electronics — 1.9%
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(a)	55	52,816
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	105	98,184
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(a)	50	45,512
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	30	26,249
		222,761
Engineering & Construction — 1.0%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	20	17,865
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	25	22,943
Global Infrastructure Solutions Inc., 5.63%, 06/01/29 (Call 06/01/24)(a)	20	15,802
Security	Par (000)	Value

Engineering & Construction (continued)
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(a)	$20	$18,027
IEA Energy Services LLC, 6.63%, 08/15/29 (Call 08/15/24)(a)	15	14,818
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	20	18,067
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	15	13,142
		120,664
Entertainment — 4.5%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)	50	44,494
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)	35	32,788
Caesars Entertainment Inc., 4.63%, 10/15/29 (Call 10/15/24)(a)	60	50,842
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	30	28,714
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)	20	18,200
International Game Technology PLC, 5.25%, 01/15/29 (Call 01/15/24)(a)(b)	40	38,643
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(a)	25	20,907
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)	50	41,637
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	40	36,512
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(a)(b)	20	16,635
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29 (Call 09/01/24)(a)	40	32,328
Resorts World Las Vegas LLC, 4.63%, 04/16/29(d)	50	41,692
Scientific Games International Inc., 7.25%, 11/15/29 (Call 11/15/24)(a)	25	25,493
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)	35	31,422
WMG Acquisition Corp., 3.75%, 12/01/29 (Call 12/01/24)(a)	30	27,497
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(a)	40	34,905
		522,709
Environmental Control — 1.5%
Clean Harbors Inc., 5.13%, 07/15/29 (Call 07/15/24)(a)	15	14,591
Covanta Holding Corp., 4.88%, 12/01/29 (Call 12/01/24)(a)	40	35,710
GFL Environmental Inc.
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	30	26,769
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	40	36,743
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(a)	55	42,792
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)	25	22,847
		179,452
Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/29 (Call 09/15/23)(a)	70	60,785
Performance Food Group Inc., 4.25%, 08/01/29 (Call 08/01/24)(a)	50	44,432
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	65	61,411
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)	45	40,881
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(a)	45	42,238
		249,747
Food Service — 0.3%
TKC Holdings Inc., 10.50%, 05/15/29 (Call 05/15/24)(a)	35	31,078

Forest Products & Paper — 0.7%
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	25	17,034
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	47	44,030
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(a)	22	20,289
		81,353
Health Care - Products — 3.5%
Avantor Funding Inc., 3.88%, 11/01/29 (Call 11/01/24)(a)	40	36,892

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Hologic Inc., 3.25%, 02/15/29 (Call 09/28/23)(a)	$50	$45,402
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	235	212,170
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	130	117,454
		411,918
Health Care - Services — 4.2%
Acadia Healthcare Co. Inc., 5.00%, 04/15/29 (Call 10/15/23)(a)	25	24,164
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	15	11,185
Catalent Pharma Solutions Inc., 3.13%, 02/15/29 (Call 02/15/24)(a)	30	26,590
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	180	177,593
Charles River Laboratories International Inc., 3.75%, 03/15/29 (Call 03/15/24)(a)	25	23,159
CHS/Community Health Systems Inc.
6.00%, 01/15/29 (Call 01/15/24)(a)	45	39,265
6.88%, 04/15/29 (Call 04/15/24)(a)	90	50,034
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)	25	19,330
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	25	22,881
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	30	26,858
Tenet Healthcare Corp., 4.25%, 06/01/29 (Call 06/01/24)(a)	70	65,127
		486,186
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	50	44,167
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29 (Call 08/01/28)	40	36,021
		80,188
Home Builders — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29 (Call 08/01/24)(a)	20	15,516
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24)	15	13,642
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29 (Call 06/15/24)(a)	20	15,794
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(a)	25	21,392
KB Home, 4.80%, 11/15/29 (Call 05/15/29)(b)	15	13,542
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)	15	12,363
Meritage Homes Corp., 3.88%, 04/15/29 (Call 10/15/28)(a)	25	22,382
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)(a)	15	12,220
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)	25	20,609
		147,460
Home Furnishings — 0.3%
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)(b)	40	34,453

Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	30	26,148
Spectrum Brands Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	15	13,493
		39,641
Housewares — 0.4%
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 (Call 10/15/24)	20	17,133
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(a)	35	24,838
		41,971
Insurance — 1.7%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	35	31,035
6.00%, 08/01/29 (Call 08/01/24)(a)	25	20,833
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/29 (Call 11/01/24)(a)(b)	25	21,776
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)(b)	40	36,407
Security	Par (000)	Value

Insurance (continued)
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(a)	$30	$26,691
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(a)	35	30,261
HUB International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(a)	30	26,933
		193,936
Internet — 2.0%
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)	35	25,771
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	40	35,679
Match Group Holdings II LLC, 5.63%, 02/15/29 (Call 02/15/24)(a)(b)	20	19,612
Netflix Inc.
5.38%, 11/15/29(a)	45	45,326
6.38%, 05/15/29.	40	42,711
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(a)	75	67,021
		236,120
Iron & Steel — 1.1%
Allegheny Technologies Inc., 4.88%, 10/01/29 (Call 10/01/24)	15	12,997
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)	40	40,983
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 03/01/24)(a)(b)	25	23,368
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(a)	20	13,696
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	40	38,319
		129,363
Leisure Time — 1.5%
Carnival Corp., 6.00%, 05/01/29 (Call 11/01/24)(a)	105	80,828
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(a)	25	18,851
NCL Corp. Ltd., 7.75%, 02/15/29 (Call 11/15/28)(a)	30	24,042
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 02/15/24)(a)	25	20,322
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(a)	17	14,693
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	25	19,179
		177,915
Lodging — 1.7%
Hilton Domestic Operating Co. Inc., 3.75%, 05/01/29 (Call 05/01/24)(a)	40	36,308
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29 (Call 06/01/24)(a)	45	39,862
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	29	25,966
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)	25	21,704
Travel + Leisure Co., 4.50%, 12/01/29 (Call 09/01/29)(a)	35	30,160
Wynn Macau Ltd., 5.13%, 12/15/29 (Call 12/15/24)(a)	50	38,267
		192,267
Machinery — 0.7%
BWX Technologies Inc., 4.13%, 04/15/29 (Call 04/15/24)(a)	20	18,792
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	25	22,907
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(a)	15	10,500
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)	30	26,806
		79,005
Media — 6.5%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(a)	105	91,859
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	50	44,390
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/29 (Call 06/01/24)(a)	75	71,654
CSC Holdings LLC, 6.50%, 02/01/29 (Call 02/01/24)(a)	90	86,966
DISH DBS Corp., 5.13%, 06/01/29	80	52,390
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(a)	40	35,022
Liberty Interactive LLC, 8.50%, 07/15/29(b)	15	10,158
McGraw-Hill Education Inc., 8.00%, 08/01/29 (Call 08/01/24)(a)	40	33,588

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	$50	$46,167
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)	30	26,767
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	65	63,840
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	55	53,813
Univision Communications Inc., 4.50%, 05/01/29 (Call 05/01/24)(a)	55	49,762
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(a)	25	21,833
Virgin Media Secured Finance PLC, 5.50%, 05/15/29 (Call 05/15/24)(a)	70	66,312
		754,521
Metal Fabricate & Hardware — 0.2%
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)(b)	30	27,463

Mining — 0.7%
Alcoa Nederland Holding BV, 4.13%, 03/31/29 (Call 03/31/24)(a)(b)	25	23,503
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)	18	12,294
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)	25	21,319
Hudbay Minerals Inc., 6.13%, 04/01/29 (Call 04/01/24)(d)	30	23,332
		80,448
Office & Business Equipment — 0.1%
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 03/15/24)(a)(b)	20	15,759

Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	20	19,267

Oil & Gas — 5.1%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	30	31,611
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29 (Call 09/01/24)(a)	20	17,513
Chesapeake Energy Corp.
5.88%, 02/01/29 (Call 02/05/24)(a)	25	25,117
6.75%, 04/15/29 (Call 04/15/24)(a)	50	51,782
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(a)	25	24,304
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)	35	31,990
Comstock Resources Inc., 6.75%, 03/01/29 (Call 03/01/24)(a)	65	64,342
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(a)	20	18,583
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 02/01/29 (Call 02/01/24)(a)	30	27,275
Laredo Petroleum Inc., 7.75%, 07/31/29 (Call 07/31/24)(a)	20	19,017
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(a)	30	28,844
Murphy Oil Corp., 7.05%, 05/01/29.	10	9,951
Occidental Petroleum Corp., 3.50%, 08/15/29 (Call 05/15/29)	15	14,179
Parkland Corp., 4.50%, 10/01/29 (Call 10/01/24)(a)	40	35,099
Patterson-UTI Energy Inc., 5.15%, 11/15/29 (Call 08/15/29)	20	17,870
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(a)	20	17,900
Range Resources Corp., 8.25%, 01/15/29 (Call 01/15/24)	30	32,113
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)	40	38,574
Southwestern Energy Co., 5.38%, 02/01/29 (Call 02/01/24)	35	34,216
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29 (Call 05/15/24)	40	35,968
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(a)	20	18,670
		594,918
Packaging & Containers — 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29 (Call 05/15/24)(a)	50	43,256
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29 (Call 04/15/25)(a)	25	25,210
Graphic Packaging International LLC, 3.50%, 03/01/29 (Call 09/01/28)(a)	20	18,122
Security	Par (000)	Value

Packaging & Containers (continued)
LABL Inc., 8.25%, 11/01/29 (Call 11/01/24)(a)	$25	$21,055
Sealed Air Corp., 5.00%, 04/15/29 (Call 04/15/25)(a)	20	19,832
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	20	17,781
		145,256
Pharmaceuticals — 1.6%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	30	27,310
AdaptHealth LLC, 4.63%, 08/01/29 (Call 02/01/24)(a)	25	22,292
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	30	22,214
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	75	72,199
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)(b)	25	22,881
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(a)(b)	25	22,565
		189,461
Pipelines — 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29 (Call 06/15/24)(a)	40	38,787
Cheniere Energy Partners LP, 4.50%, 10/01/29 (Call 10/01/24)	75	71,888
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 02/01/29 (Call 02/01/24)(a)	35	31,860
8.00%, 04/01/29 (Call 04/01/24)(a)	25	24,743
DCP Midstream Operating LP, 5.13%, 05/15/29 (Call 02/15/29)	30	29,686
DT Midstream Inc., 4.13%, 06/15/29 (Call 06/15/24)(a)	55	50,667
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)(b)	25	23,728
EQM Midstream Partners LP, 4.50%, 01/15/29 (Call 07/15/28)(a)	40	35,800
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	17	15,480
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	65	55,934
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (Call 04/15/29)(a)	30	26,517
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29 (Call 02/15/29)(a)	65	60,193
		465,283
Real Estate — 1.0%
Howard Hughes Corp. (The), 4.13%, 02/01/29 (Call 02/01/24)(a)	35	30,508
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(a)	30	25,891
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 03/01/24)	30	26,848
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(a)	45	36,730
		119,977
Real Estate Investment Trusts — 3.2%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	25	19,632
Iron Mountain Inc., 4.88%, 09/15/29 (Call 09/15/24)(a)	50	46,006
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(a)	35	29,924
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29 (Call 08/01/24)	45	42,191
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29 (Call 05/15/24)(a)	40	36,841
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29 (Call 02/15/24)(a)(b)	30	27,543
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)(b)	25	22,158
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)	75	65,651
Service Properties Trust, 4.95%, 10/01/29 (Call 07/01/29)	20	14,939
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	60	45,241
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(a)	25	22,512
		372,638
Retail — 7.2%
1011778 BC ULC/New Red Finance Inc., 3.50%, 02/15/29 (Call 02/15/24)(a)	40	36,273

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	$25	$21,012
Asbury Automotive Group Inc., 4.63%, 11/15/29 (Call 11/15/24)(a)	40	35,386
At Home Group Inc., 7.13%, 07/15/29 (Call 07/15/24)(a)	25	16,843
Bath & Body Works Inc., 7.50%, 06/15/29 (Call 06/15/24)	25	24,826
Beacon Roofing Supply Inc., 4.13%, 05/15/29 (Call 05/15/24)(a)	20	17,726
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(a)	15	13,168
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	15	12,165
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(a)	15	10,848
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(a)	40	35,039
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29 (Call 01/15/25)(a)	50	46,623
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	20	15,534
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)	20	15,347
Gap Inc. (The), 3.63%, 10/01/29 (Call 10/01/24)(a)	40	29,310
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(a)	20	16,312
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)	45	33,972
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	50	42,091
Lithia Motors Inc., 3.88%, 06/01/29 (Call 06/01/24)(a)	40	35,833
Macy’s Retail Holdings LLC, 5.88%, 04/01/29 (Call 04/01/24)(a)(b)	25	21,971
Michaels Companies Inc. (The), 7.88%, 05/01/29 (Call 05/01/24)(a)(b)	70	48,299
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	25	24,177
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)(b)	25	22,005
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)	20	13,021
6.75%, 08/01/29 (Call 08/01/24)(a)	20	13,445
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(a)	20	15,571
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	25	22,499
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (Call 02/15/24)(a)(b)	60	57,841
Sonic Automotive Inc., 4.63%, 11/15/29 (Call 11/15/24)(a)	35	30,250
SRS Distribution Inc.
6.00%, 12/01/29 (Call 12/01/24)(a)	45	39,202
6.13%, 07/01/29 (Call 07/01/24)(a)	25	22,462
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	30	27,598
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)	30	24,768
		841,417
Semiconductors — 0.3%
Entegris Inc., 3.63%, 05/01/29 (Call 05/01/24)(a)	25	22,334
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	20	17,469
		39,803
Software — 2.6%
Central Parent Inc./Central Merger Sub Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	20	20,320
Clarivate Science Holdings Corp., 4.88%, 07/01/29 (Call 06/30/24)(a)	45	39,827
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	25	23,189
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	30	26,677
MSCI Inc., 4.00%, 11/15/29 (Call 11/15/24)(a)	50	47,153
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(a)	45	40,549
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	30	26,848
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(a)	30	21,620
Twilio Inc., 3.63%, 03/15/29 (Call 03/15/24)	30	26,375
Security	Par/ Shares (000)	Value

Software (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)	$35	$31,326
		303,884
Telecommunications — 5.0%
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	100	86,394
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	30	25,391
5.13%, 07/15/29 (Call 04/15/24)(a)	125	106,976
CommScope Inc., 4.75%, 09/01/29 (Call 09/01/24)(a)(b)	65	56,475
Frontier Communications Holdings LLC
5.88%, 11/01/29 (Call 11/01/24)	40	33,602
6.75%, 05/01/29 (Call 05/01/24)(a)	50	44,501
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	45	37,722
3.75%, 07/15/29 (Call 01/15/24)(a)	45	37,237
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 01/15/24)(a)	50	39,622
5.38%, 06/15/29 (Call 06/15/24)(a)	50	41,509
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(a)	25	25,214
Switch Ltd., 4.13%, 06/15/29 (Call 06/15/24)(a)	30	30,332
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)	25	22,229
		587,204
Toys, Games & Hobbies — 0.2%
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(a)	30	27,869

Transportation — 0.7%
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(a)	15	10,410
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)	40	35,293
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)(b)	40	31,719
		77,422

Total Long-Term Investments — 97.2%
(Cost: $12,080,544)		11,316,764

Short-Term Securities

Money Market Funds — 10.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(e)(f)(g)	960	959,454
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(e)(f)	220	220,000

Total Short-Term Securities — 10.1%
(Cost: $1,179,460)		1,179,454

Total Investments in Securities — 107.3%
(Cost: $13,260,004)		12,496,218

Liabilities in Excess of Other Assets — (7.3)%		(855,152)

Net Assets — 100.0%		$11,641,066

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/08/22	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$959,525	(b)	$—	$(65)	$(6)	$959,454	960	$1,161	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		220,000	(b)	—	—	—	220,000	220	426		—
						$(65)	$(6)	$1,179,454		$1,587		$—

(a)	Commencement of operations.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$11,316,764	$—	$11,316,764
Money Market Funds	1,179,454	—	—	1,179,454
	$1,179,454	$11,316,764	$—	$12,496,218

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind